Goodwill - Sensitivity to changes in assumptions (Details). - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Goodwill	$ 29,702	$ 29,702	$ 29,702
Excess of recoverable value over carrying value	378,206
Silicon Metal [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Goodwill	17,230
Excess of recoverable value over carrying value	87,454
Silicon Metal [Member] | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	(45,666)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	57,487
Silicon Metal [Member] | Long-term Growth Rate [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	3,937
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	(3,749)
Silicon Metal [Member] | EBITDA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	75,506
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	(75,506)
Silicon Based Alloys [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Goodwill	12,472
Excess of recoverable value over carrying value	290,752
Silicon Based Alloys [Member] | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	(68,244)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	85,147
Silicon Based Alloys [Member] | Long-term Growth Rate [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	7,648
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	(7,283)
Silicon Based Alloys [Member] | EBITDA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	102,254
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (102,254)